PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction	Total
Cost
Balance at December 31, 2016	218	4,253	5,514	1,089	1,965	13,039
Additions and transfers	70	1,895	1,230	133	(1,428)	1,900
Acquisition (Note 6)	41	448	—	—	123	612
Change in decommissioning provision	—	63	(21)	—	—	42
Disposals and other	—	(9)	(8)	1	(1)	(17)
Balance at December 31, 2017	329	6,650	6,715	1,223	659	15,576
Additions and transfers	12	531	469	231	291	1,534
Change in decommissioning provision	—	(10)	5	19	—	14
Disposals and other	(1)	(7)	(30)	5	(11)	(44)
Balance at December 31, 2018	340	7,164	7,159	1,478	939	17,080

Depreciation
Balance at December 31, 2016	7	966	575	160	—	1,708
Depreciation	2	136	148	48	—	334
Disposals and other	—	(6)	(2)	(4)	—	(12)
Balance at December 31, 2017	9	1,096	721	204	—	2,030
Depreciation	3	142	164	55	—	364
Disposals and other	—	(17)	(18)	(9)	—	(44)
Balance at December 31, 2018	12	1,221	867	250	—	2,350

Carrying amounts
Balance at December 31, 2017	320	5,554	5,994	1,019	659	13,546
Balance at December 31, 2018	328	5,943	6,292	1,228	939	14,730
Property, plant and equipment under construction
Costs of assets under construction at December 31, 2018 totaled $939 million (2017: $659 million) including capitalized borrowing costs.
For the year ended December 31, 2018, included in additions and transfers are capitalized borrowing costs related to the construction of new pipelines or facilities amounting to $35 million (2017: $63 million), with capitalization rates ranging from 3.86 percent to 4.01 percent (2017: 3.87 percent to 4.39 percent).
Depreciation
Pipeline assets are depreciated using the straight line method over four to 75 years with the majority of assets depreciated over 40 years. Facilities and equipment are depreciated using the straight line method over four to 75 years with the majority of assets depreciated over 40 years. Other assets are depreciated using the straight line method over three to 40 years with the majority of assets depreciated over 40 years. These rates are established to depreciate remaining net book value over the shorter of their useful lives or economic lives.